Consolidated Statement of Equity - CAD ($) $ in Millions	Total	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS	CAPITAL STOCK	CONTRIBUTED SURPLUS	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	NON-CONTROLLING INTERESTS
Balance - Beginning of year at Dec. 31, 2016	$ 1,074	$ 984	$ 487	$ 16	$ 512	$ (31)	$ 90
IFRS adjustment					(2)	2
Comprehensive income (loss)
Net earnings	522	507			507		15
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(10)
Other comprehensive income (loss)	(11)	(14)			(10)	(4)	3
Comprehensive income including non-controlling interests for the year	511	493			497	(4)	18
Business combinations	57						57
Dividends	(15)	(15)			(15)
Stock options expense	1	1		1
Issuance of common shares upon exercise of stock options	4	4	5	(1)
Redemption of common shares			0
Capital contribution from a non-controlling interests	0
Capital contribution from a non-controlling interests	0	(1)			(1)		1
Acquisition of non-controlling interests	(26)	(11)			(11)		(15)
Acquisition of non-controlling interests	(5)						(5)
Balance - End of year at Dec. 31, 2017	1,601	1,455	492	16	982	(35)	146
Equity, as adjusted	1,601	1,455	492	16	980	(33)	146
Comprehensive income (loss)
Net earnings	94	59			59		35
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(12)
Other comprehensive income (loss)	33	23				35	10
Comprehensive income including non-controlling interests for the year	127	82			47	35	45
Business combinations	5						5
Dividends	(15)	(15)			(15)
Stock options expense	1	1		1
Issuance of common shares upon exercise of stock options	5	5	6	(1)
Redemption of common shares	(20)	(20)	(8)	0	(12)
Capital contribution from a non-controlling interests	1						1
Acquisition of non-controlling interests	(1)						(1)
Acquisition of non-controlling interests	(16)						(16)
Balance - End of year at Dec. 31, 2018	$ 1,688	$ 1,508	$ 490	$ 16	$ 1,000	$ 2	$ 180